MARKETABLE SECURITIES AND DERIVATIVES	12 Months Ended
Nov. 30, 2021
MARKETABLE SECURITIES AND DERIVATIVES
MARKETABLE SECURITIES AND DERIVATIVES

5.  MARKETABLE SECURITIES AND DERIVATIVES

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”).

Explanatory information

	2021	2020
	$	$
Common Shares of Canadian licensed producer	3,000	750
Purchase Warrants of Canadian licensed producer	72	282
	3,072	1,032

On September 4, 2020, the Company subscribed for $1,000 of units in a Canadian licensed producer’s private placement. The Company received 3,333,333 common shares and 3,333,333 warrants with an exercise price of $0.40 for a term of three years. During the year ended November 30, 2021, the 3,333,333 common shares were sold for a realized gain of $44 and the 3,333,333 warrants were sold for a realized gain of $351.

On September 26, 2021, the Company subscribed for $3,000 of units in a Canadian licensed producer’s private placement. The Company received 375,000 common shares and 375,000 warrants with an exercise price of $9.20 for a term of two years.